Other Payables including Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Other Payables Including Derivative Instruments
Schedule of Other Payables including Derivative Instruments
	As at December 31,
	2018	2017
	$ Thousands
Current liabilities:
Financial derivatives not used for hedging	-	73
Financial derivatives used for hedging	-	439
The State of Israel and government agencies	244	1,208
Employees and payroll-related agencies	40	179
Accrued expenses	7,505	14,915
Interest payable	277	21
Transaction costs on sale of subsidiaries	-	59,000
Others	4,006	6,687
	12,072	82,522
Non-current liabilities:
Others	369	81
	369	81